Share-based compensation - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended			12 Months Ended
	Dec. 01, 2014	Sep. 05, 2014	Jun. 11, 2014	Nov. 30, 2014	Apr. 30, 2014	Nov. 30, 2013	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2015	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							170,545	1,440,923		1,008,645
Incremental share-based compensation to be recognized	$ 2,214,000
Share options cancelled	3,776,711
Common shares issued				10,000,000
Total fair value, share options vested							$ 6,963,000	$ 6,831,000
Unrecognized share-based compensation costs							$ 167,000	$ 1,358,000
Weighted-average vesting period expected to be recognized							4 years 7 months 20 days	3 years 2 months 12 days
Leading Advice Holdings Limited [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued					14,195,412	9,073,732
Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted	1,505,787
Kingsoft Cloud Storage Business [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Replacement award attributable to pre-combination service		$ 303,000
Business acquisition date							Sep. 05, 2014
Replacement award attributable to post-combination service		$ 44,000
2010 share incentive plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period, description							Stock options granted to employees and officers vest over a four-year schedule as stated below: (1) One-fourth of the options shall be vested upon the first anniversary of the grant date; (2) The remaining three quarters of the options shall be vested on monthly basis over the next thirty-six months. (1/48 of options shall be vested per month subsequently)
Number of shares available for grant							2,627,465
Extended maturity date of share options							Jun. 11, 2015
Lock-up period for shares from IPO closing date							6 months
Incremental share-based compensation to be recognized			$ 768,000
2010 share incentive plan [Member] | Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period							32 months
2010 share incentive plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Estimated forfeiture rate							20.00%
2010 share incentive plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted							2,050,000	1,170,000
2010 share incentive plan [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period	2 years
2010 share incentive plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option vesting period	4 years 6 months
Number of shares available for grant											26,822,828
2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted							8,664,980	8,664,980
2013 Plan [Member] | Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							5,098,345
Stock option vesting period							4 years
Stock option vesting period, description							one-fourth of the restricted shares shall be vested upon the first, second, third, and fourth anniversary of the grant date, respectively.
2013 Plan [Member] | Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							1,102,430
Stock option vesting period							5 years
Stock option vesting period, description							one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.
2013 Plan [Member] | Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							854,405
Stock option vesting period							44 months
Stock option vesting period, description							one-fourth of the restricted shares shall be vested upon the eighth month, and three-fourth of the restricted shares shall be vested during the remaining thirty six months.
2013 Plan [Member] | Tranche Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							689,700
Stock option vesting period							4 years
Stock option vesting period, description							one-fourth, and one-fourth of the restricted shares shall be vested upon the second, third and fourth anniversary of the grant date, respectively.
2013 Plan [Member] | Tranche Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							640,100
Stock option vesting period							2 years
Stock option vesting period, description							half of the restricted shares shall be vested upon the first and second anniversary of the grant date, respectively.
2013 Plan [Member] | Tranche Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							160,000
Stock option vesting period							1 year
Stock option vesting period, description							one-year schedule in which all of the restricted shares shall be vested upon the first anniversary of the grant date.
2013 Plan [Member] | Tranche Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							120,000
2013 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant							9,073,732
2013 Plan [Member] | Restricted shares [Member] | Scenario, Forecast [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant									9,073,732
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares available for grant					14,195,412
Unrecognized compensation expense relating to the restricted shares							$ 7,448,000
Restricted shares issued to non-employees							60,000
2014 Plan [Member] | Senior Officers [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense relating to the restricted shares							$ 1,424,000
Restricted shares issued to non-employees							60,000
2014 Plan [Member] | Tranche One [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							9,040,500
Stock option vesting period							5 years
Stock option vesting period, description							one-fifth of the restricted shares shall be vested upon the first, second, third, fourth and fifth anniversary of the grant date, respectively.
2014 Plan [Member] | Tranche Two [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							5,400,000
Stock option vesting period							4 years
Stock option vesting period, description							one-fourth of the restricted shares shall be vested upon the first, second, third and fourth anniversary of the grant date, respectively.
2014 Plan [Member] | Tranche Three [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							9,000
Stock option vesting period							2 years
Stock option vesting period, description							half of the restricted shares shall be vested upon the first and second anniversary of the grant date, respectively.
2014 Plan [Member] | Restricted shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted							0	6,749,000
2014 Plan [Member] | Restricted shares [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock granted							14,536,000
2014 Plan [Member] | Restricted shares [Member] | Tranche Four [Member] | Certain Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares expected to vest							86,500